UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.4%       $ 1,817,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (b)(i)                   $   2,230,368
                                     525,000  Bombardier, Inc., 8% due 11/15/2014 (i)                                       542,062
                                   1,325,000  DRS Technologies, Inc., 6.875% due 11/01/2013                               1,298,500
                                     925,000  Esterline Technologies Corp., 7.75% due 6/15/2013                             918,062
                                   1,350,000  L-3 Communications Corp., 7.625% due 6/15/2012                              1,373,625
                                   1,525,000  L-3 Communications Corp., 5.875% due 1/15/2015                              1,444,937
                                   1,280,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                           1,457,600
                                   1,275,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                    1,233,562
                                     440,000  TransDigm, Inc., 7.75% due 7/15/2014                                          442,200
                                   1,825,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                          1,770,250
                                                                                                                      -------------
                                                                                                                         12,711,166
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                      952,082  Continental Airlines, Inc. Series 1997-4-B, 6.90% due
                                              7/02/2018 (l)                                                                 903,883
                                      37,998  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009 (l)           37,618
                                     374,591  Continental Airlines, Inc. Series 2001-1-C, 7.033% due 12/15/2012 (l)         363,354
                                                                                                                      -------------
                                                                                                                          1,304,855
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%               195,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                     195,975
                                      60,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                           59,400
                                     547,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (i)                     555,533
                                   1,215,000  Lear Corp., 8.75% due 12/01/2016                                            1,123,875
                                                                                                                      -------------
                                                                                                                          1,934,783
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                   710,000  Ford Capital BV, 9.50% due 6/01/2010                                          688,700
                                     600,000  Ford Motor Co., 8.90% due 1/15/2032                                           498,000
                                                                                                                      -------------
                                                                                                                          1,186,700
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                   1,400,000  Constellation Brands, Inc., 8.125% due 1/15/2012                            1,403,500
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%               1,060,000  Angiotech Pharmaceuticals, Inc., 9.371% due 12/01/2013 (d)                  1,049,400
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.5%             645,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (d)                     632,100
                                   1,300,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     1,287,000
                                     500,000  Masonite International Corp., 11% due 4/06/2015                               407,500
                                   2,170,000  Momentive Performance Materials, Inc., 10.125% due
                                              12/01/2014 (f)(i)                                                           2,018,100
                                                                                                                      -------------
                                                                                                                          4,344,700
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%                     800,000  American Pacific Corp., 9% due 2/01/2015                                      788,000
                                     500,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                               540,000
                                     600,000  Hexion U.S. Finance Corp., 10.058% due 11/15/2014 (d)                         612,000
                                     765,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (i)                             703,800
                                     740,000  Innophos, Inc., 8.875% due 8/15/2014                                          728,900
                                     425,000  Key Plastics LLC, 11.75% due 3/15/2013 (i)                                    374,000
                                   1,595,000  MacDermid, Inc., 9.50% due 4/15/2017 (i)                                    1,483,350
                                   1,920,000  NOVA Chemicals Corp., 8.484% due 11/15/2013 (d)                             1,862,400
                                     780,000  Nalco Finance Holdings, Inc., 10.041% due 2/01/2014 (m)                       678,600
                                     515,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                494,400
                                                                                                                      -------------
                                                                                                                          8,265,450
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies     1,450,000  Ashtead Capital, Inc., 9% due 8/15/2016 (i)                                 1,435,500
- 6.2%                             2,800,000  Corrections Corp. of America, 7.50% due 5/01/2011                           2,814,000
                                     545,000  DI Finance Series B, 9.50% due 2/15/2013                                      553,175
                                   1,295,000  PNA Intermediate Holding Corp., 12.558% due 2/15/2013 (d)(i)                1,246,438
                                   2,675,000  Quebecor World, Inc., 9.75% due 1/15/2015 (i)                               2,514,500
                                     200,000  Sally Holdings LLC, 9.25% due 11/15/2014                                      197,000
                                   1,655,000  Sally Holdings LLC, 10.50% due 11/15/2016                                   1,580,525
                                   2,800,000  Waste Services, Inc., 9.50% due 4/15/2014                                   2,828,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   700,000  West Corp., 9.50% due 10/15/2014                                        $     703,500
                                   2,720,000  West Corp., 11% due 10/15/2016                                              2,760,800
                                   1,350,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                               1,208,250
                                                                                                                      -------------
                                                                                                                         17,841,688
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%    1,650,000  Dycom Industries, Inc., 8.125% due 10/15/2015                               1,650,000
                                     535,000  Loral Spacecom Corp., 14% due 11/15/2015 (f)                                  566,078
                                   1,790,000  Nortel Networks Ltd., 9.61% due 7/15/2011 (d)(i)                            1,794,475
                                                                                                                      -------------
                                                                                                                          4,010,553
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%     1,150,000  Viasystems, Inc., 10.50% due 1/15/2011                                      1,150,000
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%        530,000  Nortek, Inc., 8.50% due 9/01/2014                                             458,450
                                     925,000  Texas Industries, Inc., 7.25% due 7/15/2013                                   907,656
                                                                                                                      -------------
                                                                                                                          1,366,106
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.7%      1,280,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                          1,276,800
                                   1,780,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (d)                      1,762,200
                                   2,075,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                             2,033,500
                                   1,000,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                  1,010,000
                                     590,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                    595,900
                                   2,440,000  Owens-Brockway Glass Container, Inc., 8.875% due
                                              2/15/2009                                                                   2,479,650
                                     925,000  Owens-Brockway Glass Container, Inc., 8.25% due
                                              5/15/2013                                                                     948,125
                                   1,255,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                     1,256,569
                                   1,130,000  Pregis Corp., 12.375% due 10/15/2013                                        1,209,100
                                   1,875,000  Rock-Tenn Co., 8.20% due 8/15/2011                                          1,921,875
                                   2,220,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                 2,117,325
                                                                                                                      -------------
                                                                                                                         16,611,044
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                  190,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                    152,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services       660,000  Ford Motor Credit Co. LLC, 8.11% due 1/13/2012 (d)                            604,434
- 0.5%                               200,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                184,260
                                     550,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                          505,286
                                     240,000  General Motors Acceptance Corp., 8% due 11/01/2031                            215,607
                                                                                                                      -------------
                                                                                                                          1,509,587
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        350,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                 343,875
Services - 1.8%                    1,350,000  Qwest Corp., 8.61% due 6/15/2013 (d)                                        1,424,250
                                     500,000  Qwest Corp., 7.625% due 6/15/2015                                             515,000
                                   2,800,000  Windstream Corp., 8.125% due 8/01/2013                                      2,891,000
                                                                                                                      -------------
                                                                                                                          5,174,125
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.6%          1,775,000  Edison Mission Energy, 7.50% due 6/15/2013                                  1,788,312
                                   2,425,000  Mirant North America LLC, 7.375% due 12/31/2013                             2,412,875
                                     390,000  NSG Holdings LLC, 7.75% due 12/15/2025 (i)(l)                                 378,787
                                   1,050,000  Sierra Pacific Resources, 8.625% due 3/15/2014                              1,111,145
                                   1,885,421  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)(l)                        1,869,003
                                                                                                                      -------------
                                                                                                                          7,560,122
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%          360,000  Belden CDT, Inc., 7% due 3/15/2017 (i)                                        349,200
                                   1,100,000  Coleman Cable, Inc., 9.875% due 10/01/2012 (i)                              1,058,750
                                     504,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                      526,680
                                                                                                                      -------------
                                                                                                                          1,934,630
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &             1,255,000  NXP BV, 8.11% due 10/15/2013 (d)                                            1,137,344
Instruments - 1.4%                 2,155,000  NXP BV, 9.50% due 10/15/2015                                                1,864,075
                                      55,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                         46,750
                                   1,055,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                       912,575
                                                                                                                      -------------
                                                                                                                          3,960,744
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        300,000  Compagnie Generale de Geophysique-Veritas, 7.75% due
1.8%                                          5/15/2017                                                                     303,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   680,000  North American Energy Partners, Inc., 8.75% due 12/01/2011              $     683,400
                                   1,800,000  Ocean RIG ASA, 9.36% due 4/04/2011 (d)                                      1,777,500
                                   2,480,000  SemGroup LP, 8.75% due 11/15/2015 (i)                                       2,387,000
                                                                                                                      -------------
                                                                                                                          5,150,900
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%      750,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (i)                                  697,500
                                   1,850,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                         1,905,500
                                   1,350,000  Rite Aid Corp., 9.375% due 12/15/2015 (i)                                   1,228,500
                                   2,380,000  Rite Aid Corp., 7.50% due 3/01/2017                                         2,213,400
                                                                                                                      -------------
                                                                                                                          6,044,900
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%               2,812,000  Del Monte Corp., 8.625% due 12/15/2012                                      2,840,120
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%               1,250,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                   1,280,676
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              600,000  The Cooper Cos., Inc., 7.125% due 2/15/2015                                   573,000
Supplies - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              300,000  Accellent, Inc., 10.50% due 12/01/2013                                        277,500
Services - 5.9%                    1,080,000  Community Health Systems, Inc., 8.875% due 7/15/2015 (i)                    1,078,650
                                     675,000  Omnicare, Inc., 6.75% due 12/15/2013                                          627,750
                                     760,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (b)                           595,650
                                   2,800,000  Service Corp. International, 7% due 6/15/2017                               2,646,000
                                   4,010,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                                 3,328,300
                                   2,105,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                1,862,925
                                   2,800,000  US Oncology, Inc., 9% due 8/15/2012                                         2,800,000
                                   1,460,000  United Surgical Partners International, Inc., 8.875% due
                                              5/01/2017                                                                   1,394,300
                                     310,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (f)(i)                 287,626
                                     290,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (d)(i)                279,850
                                   1,875,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                      1,753,125
                                                                                                                      -------------
                                                                                                                         16,931,676
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                170,000  American Real Estate Partners LP, 7.125% due 2/15/2013                        159,800
Leisure - 8.0%                     1,160,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (i)                  1,090,400
                                   1,275,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                           1,281,375
                                      80,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                              79,200
                                     735,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (i)                    584,325
                                     225,000  Galaxy Entertainment Finance Co. Ltd., 10.409% due 12/15/2010 (d)(i)          227,250
                                     500,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (i)              507,500
                                   1,860,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (i)                        1,785,600
                                     555,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (i)                            555,000
                                   2,130,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                          1,597,500
                                   1,425,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                1,503,375
                                     295,000  Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                     295,369
                                   1,175,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                              2/15/2014 (i)                                                               1,180,875
                                   1,875,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                           1,875,000
                                   1,260,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (i)                       1,159,200
                                     925,000  San Pasqual Casino, 8% due 9/15/2013 (i)                                      926,156
                                     850,000  Shingle Springs Tribal Gaming Authority, 9.375% due
                                              6/15/2015 (i)                                                                 837,250
                                   1,100,000  Station Casinos, Inc., 6.50% due 2/01/2014                                    932,250
                                   1,525,000  Station Casinos, Inc., 7.75% due 8/15/2016                                  1,460,188
                                     625,000  Station Casinos, Inc., 6.625% due 3/15/2018                                   503,125
                                      85,000  Travelport LLC, 9.875% due 9/01/2014                                           85,638
                                     345,000  Travelport LLC, 10.246% due 9/01/2014 (d)                                     345,000
                                   1,945,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (i)                     1,439,300

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,700,000  Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (d)         $   1,717,000
                                   1,100,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   1,064,250
                                                                                                                      -------------
                                                                                                                         23,191,926
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%          1,500,000  American Greetings Corp., 7.375% due 6/01/2016                              1,417,500
                                   1,250,000  Jarden Corp., 7.50% due 5/01/2017                                           1,168,750
                                   1,500,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                 1,095,000
                                                                                                                      -------------
                                                                                                                          3,681,250
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            550,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                  512,875
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                 2,025,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                            2,090,813
                                   1,980,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                            2,039,400
                                                                                                                      -------------
                                                                                                                          4,130,213
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &      1,950,000  The AES Corp., 8.75% due 5/15/2013 (i)                                      2,028,000
Energy Traders - 1.7%              1,525,000  NRG Energy, Inc., 7.25% due 2/01/2014                                       1,509,750
                                   1,375,000  NRG Energy, Inc., 7.375% due 2/01/2016                                      1,357,812
                                                                                                                      -------------
                                                                                                                          4,895,562
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                     630,000  USI Holdings Corp., 9.433% due 11/15/2014 (d)(i)                              585,900
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services         390,000  Impress Holdings B.V., 8.485% due 9/15/2013 (d)(i)                            390,304
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products       1,850,000  Quiksilver, Inc., 6.875% due 4/15/2015                                      1,711,250
- 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                   1,200,000  AGY Holding Corp., 11% due 11/15/2014 (i)                                   1,218,000
                                     515,000  Accuride Corp., 8.50% due 2/01/2015                                           476,375
                                     440,000  RBS Global, Inc., 9.50% due 8/01/2014                                         444,400
                                     950,000  RBS Global, Inc., 11.75% due 8/01/2016                                        983,250
                                     525,000  RBS Global, Inc., 8.875% due 9/01/2016                                        513,188
                                                                                                                      -------------
                                                                                                                          3,635,213
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.3%                      1,450,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                        1,480,813
                                   2,175,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                 2,240,250
                                                                                                                      -------------
                                                                                                                          3,721,063
-----------------------------------------------------------------------------------------------------------------------------------
Media - 20.2%                      1,255,000  Affinion Group, Inc., 11.50% due 10/15/2015                                 1,255,000
                                   1,700,000  Allbritton Communications Co., 7.75% due 12/15/2012                         1,661,750
                                     225,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                198,000
                                   1,090,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (i)                 1,095,450
                                     480,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (f)(i)                         406,330
                                     320,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                   323,200
                                   2,425,000  CBD Media, Inc., 8.625% due 6/01/2011                                       2,415,906
                                   1,875,000  CMP Susquehanna Corp., 9.875% due 5/15/2014                                 1,734,375
                                   2,125,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                           2,093,125
                                      75,000  Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (d)                    76,875
                                     425,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                          406,937
                                   1,475,000  Cadmus Communications Corp., 8.375% due 6/15/2014                           1,401,250
                                     360,000  CanWest Media, Inc., 8% due 9/15/2012                                         350,550
                                   3,880,000  Charter Communications Holdings I, LLC, 11% due 10/01/2015                  3,796,512
                                   3,535,000  Charter Communications Holdings II, LLC, 10.25% due 9/15/2010               3,570,350
                                   1,294,000  Dex Media West LLC, 9.875% due 8/15/2013                                    1,365,170
                                   1,830,000  Echostar DBS Corp., 7.125% due 2/01/2016                                    1,788,825
                                     390,000  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                            349,050
                                     330,000  Harland Clarke Holdings Corp., 10.308% due 5/15/2015 (d)                      295,350
                                   1,880,000  Idearc, Inc., 8% due 11/15/2016                                             1,856,500
                                     220,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (d)                              226,050
                                     610,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (d)                               614,575
                                     650,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                   680,062
                                   1,030,000  Intelsat Corp., 9% due 6/15/2016                                            1,050,600
                                   2,025,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  2,037,656
                                   1,023,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                                1,157,269
                                   2,250,000  Mediacom LLC, 9.50% due 1/15/2013                                           2,250,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   260,000  Network Communications, Inc., 10.75% due 12/01/2013                     $     260,000
                                     370,000  Nexstar Finance, Inc., 7% due 1/15/2014                                       349,650
                                   2,800,000  Nielsen Finance LLC, 10% due 8/01/2014                                      2,870,000
                                     990,000  Nielsen Finance LLC, 9.919% due 8/01/2016 (m)                                 660,825
                                   2,035,000  PanAmSat Corp., 9% due 8/15/2014                                            2,070,613
                                   2,800,000  Paxson Communications Corp., 8.61% due 1/15/2012 (d)(i)                     2,761,500
                                     759,268  ProtoStar I Ltd., 12.50% due 10/15/2012 (b)(d)(i)                             797,231
                                   1,875,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                   1,783,594
                                   1,300,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                       1,225,250
                                     655,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                         671,375
                                   1,166,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                    1,269,483
                                   2,425,000  Salem Communications Corp., 7.75% due 12/15/2010                            2,406,813
                                     651,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                              657,510
                                     450,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            425,250
                                   3,750,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (i)                             3,534,375
                                   1,055,000  Umbrella Acquisition, 9.75% due 3/15/2015 (f)(i)                            1,004,888
                                   1,160,000  Young Broadcasting, Inc., 10% due 3/01/2011                                 1,044,000
                                                                                                                      -------------
                                                                                                                         58,249,074
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%             2,170,000  Aleris International, Inc., 9% due 12/15/2014 (f)                           2,023,703
                                     190,000  Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (i)                       187,625
                                   1,825,000  Chaparral Steel Co., 10% due 7/15/2013                                      2,071,375
                                     500,000  FMG Finance Pty Ltd., 10% due 9/01/2013 (i)                                   535,000
                                     720,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (i)                               824,400
                                   1,850,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                 1,771,375
                                   1,070,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due
                                              4/01/2015 (d)                                                               1,102,100
                                   3,210,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                  3,418,650
                                     982,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                          920,625
                                   1,875,000  Novelis, Inc., 7.25% due 2/15/2015                                          1,818,750
                                                                                                                      -------------
                                                                                                                         14,673,603
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%             1,232,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                  1,800,260
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%              105,000  Dollar General Corp., 10.625% due 7/15/2015 (i)                                94,500
                                     800,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (f)                              834,022
                                                                                                                      -------------
                                                                                                                            928,522
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels          470,000  Berry Petroleum Co., 8.25% due 11/01/2016                                     462,950
- 5.1%                             1,450,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                1,297,750
                                   1,600,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      1,520,000
                                   1,025,000  Copano Energy LLC, 8.125% due 3/01/2016                                     1,030,125
                                   2,371,476  Corral Finans AB, 6.86% due 4/15/2010 (f)(i)                                2,242,235
                                   2,600,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                   2,619,500
                                   1,850,000  Encore Acquisition Co., 6.25% due 4/15/2014                                 1,688,125
                                   1,140,000  Forest Oil Corp., 7.25% due 6/15/2019 (i)                                   1,097,250
                                     350,000  KCS Energy, Inc., 7.125% due 4/01/2012                                        336,000
                                   1,600,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (i)                                 1,620,000
                                     705,000  Sabine Pass LNG LP, 7.50% due 11/30/2016                                      685,613
                                                                                                                      -------------
                                                                                                                         14,599,548
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 5.4%     1,875,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (d)                         1,612,500
                                     630,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                  466,200
                                     175,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                               133,000
                                     925,000  Ainsworth Lumber Co. Ltd., 9.11% due 10/01/2010 (d)                           712,250
                                   1,825,000  Boise Cascade LLC, 8.235% due 10/15/2012 (d)                                1,806,750
                                     785,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                            667,250
                                   2,625,000  Bowater, Inc., 8.36% due 3/15/2010 (d)                                      2,362,500
                                   3,000,000  Domtar, Inc., 7.125% due 8/15/2015                                          2,790,000
                                   1,375,000  NewPage Corp., 11.606% due 5/01/2012 (d)                                    1,457,500

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,655,000  NewPage Corp., 12% due 5/01/2013                                        $   1,729,475
                                     825,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                        726,000
                                     875,000  Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014                       875,000
                                     300,000  Verso Paper Holdings LLC Series B, 11.375% due 8/01/2016                      306,000
                                                                                                                      -------------
                                                                                                                         15,644,425
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%           1,375,000  Chattem, Inc., 7% due 3/01/2014                                             1,326,875
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%             1,875,000  Elan Finance Plc, 9.558% due 11/15/2011 (d)                                 1,837,500
                                     900,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (f)(i)                             814,500
                                                                                                                      -------------
                                                                                                                          2,652,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts      1,075,000  FelCor Lodging LP, 8.50% due 6/01/2011                                      1,126,062
(REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &           2,825,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                         2,655,500
Development - 2.6%                 1,410,000  Realogy Corp., 10.50% due 4/15/2014 (i)                                     1,187,925
                                   2,230,000  Realogy Corp., 11% due 4/15/2014 (f)(i)                                     1,806,300
                                   2,630,000  Realogy Corp., 12.375% due 4/15/2015 (i)                                    1,936,338
                                                                                                                      -------------
                                                                                                                          7,586,063
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.6%                   575,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                              560,625
                                   2,600,000  Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (d)                        2,522,000
                                     350,000  Britannia Bulk Plc, 11% due 12/01/2011                                        346,500
                                   1,910,000  St. Acquisition Corp., 12.50% due 5/15/2017 (i)                             1,294,025
                                                                                                                      -------------
                                                                                                                          4,723,150
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       260,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                   241,150
Equipment - 2.3%                   1,290,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                 1,251,300
                                   4,680,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (f)                    4,188,600
                                   1,135,000  Spansion, Inc., 8.746% due 6/01/2013 (d)(i)                                 1,078,250
                                                                                                                      -------------
                                                                                                                          6,759,300
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                      594,912  BMS Holdings, Inc., 12.40% due 2/15/2012 (d)(f)(i)                            555,119
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.9%              330,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (i)                       303,600
                                   2,675,000  Autonation, Inc., 7.36% due 4/15/2013 (d)                                   2,514,500
                                     725,000  Autonation, Inc., 7% due 4/15/2014                                            682,406
                                     290,000  Beverages & More, Inc., 9.25% due 3/01/2012 (i)                               282,750
                                     910,000  Buffets, Inc., 12.50% due 11/01/2014                                          700,700
                                     440,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (i)                                381,700
                                     750,000  Claire's Stores, Inc., 9.625% due 6/01/2015 (f)(i)                            586,448
                                     610,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (i)                               451,400
                                   1,640,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (f)(i)                 1,482,507
                                   1,330,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (f)(i)                1,190,033
                                     840,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (b)(k)                          645,750
                                   1,560,000  Michaels Stores, Inc., 10% due 11/01/2014 (i)                               1,563,900
                                   1,970,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (i)                           1,915,825
                                     490,000  Sensata Technologies BV, 8% due 5/01/2014                                     460,600
                                   1,030,000  United Auto Group, Inc., 7.75% due 12/15/2016                                 983,650
                                                                                                                      -------------
                                                                                                                         14,145,769
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury         1,875,000  Levi Strauss & Co., 8.875% due 4/01/2016                                    1,884,375
Goods - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                1,220,000  United Rentals North America, Inc., 7.75% due 11/15/2013                    1,256,600
Distributors - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         1,525,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                1,597,437
Services - 6.5%                    1,280,000  Centennial Communications Corp., 11.11% due 1/01/2013 (d)                   1,312,000
                                   1,270,000  Cricket Communications, Inc., 9.375% due 11/01/2014                         1,244,600
                                   1,750,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (i)                     1,715,000
                                     790,000  Digicel Group Ltd., 8.875% due 1/15/2015 (i)                                  721,902
                                   2,211,000  Digicel Group Ltd., 9.125% due 1/15/2015 (f)(i)                             2,020,412
                                   1,125,000  Dobson Communications Corp., 9.61% due 10/15/2012 (d)                       1,147,500

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   580,000  iPCS, Inc., 7.481% due 5/01/2013 (d)(i)                                 $     559,700
                                   3,140,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (i)                           3,092,900
                                   2,250,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (i)                 2,328,750
                                     190,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                             173,375
                                     365,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (i)                         333,063
                                   2,425,000  Rural Cellular Corp., 8.25% due 3/15/2012                                   2,522,000
                                                                                                                      -------------
                                                                                                                         18,768,639
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds (Cost - $351,631,143) - 117.6%                      339,427,365
-----------------------------------------------------------------------------------------------------------------------------------

                                              Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                   2,650,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                  2,305,500
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%        800,000  Berry Plastics Corp. Term Loan B, 11.97% due 6/15/2014                        688,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            1,353,062  Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011                   1,163,633
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &              2,914,982  Travelport, Inc. Term Loan, 12.36% due 3/22/2012                            2,735,224
Leisure - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%             23,359  Spectrum Brands, Inc. Letter of Credit, 5.515% due 4/15/2013                   22,639
                                     472,550  Spectrum Brands, Inc. Term Loan B-1, 9.754% due 4/15/2013                     457,979
                                      84,092  Spectrum Brands, Inc. Term Loan B-2, 9.565% due 4/15/2013                      79,046
                                                                                                                      -------------
                                                                                                                            559,664
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     340,300  Rexnord Corp. Payment In Kind Term Loan, 12.58% due 3/02/2013                 321,584
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         400,000  Affinion Group, Inc. Term Loan, 11.678% due 3/01/2012                         369,333
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels        1,000,000  SandRidge Energy, Inc. Term Loan, 8.625% due 3/01/2015                        977,500
- 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%     1,790,000  Verso Paper Holdings LLC Term Loan B, 11.606% due 2/01/2013                 1,781,050
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%              700,000  Michaels Stores, Inc. Term Loan B, 9.709% due 10/31/2013                      658,250
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests
                                              (Cost - $12,284,803) - 4.0%                                                11,559,738
-----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                        Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.1%       77,483  Loral Space & Communications Ltd. (c)                                       3,105,519
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%           67,974  Medis Technologies Ltd. (c)                                                   717,126
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%         3,634  Smurfit Kappa Plc (c)                                                          79,553
                                     189,496  Western Forest Products, Inc. (c)                                             407,344
                                                                                                                      -------------
                                                                                                                            486,897
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor        91,530  Cypress Semiconductor Corp. (c)                                             2,291,911
Equipment - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $8,138,045) - 2.3%                              6,601,453
-----------------------------------------------------------------------------------------------------------------------------------

                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.4%        6,314  Loral Spacecom Corp. Series A, 12% (f)                                      1,288,126
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -             40  EXCO Resources, Inc., 7% (b)                                                  456,000
0.8%                                     163  EXCO Resources, Inc., 11%                                                   1,858,200
                                                                                                                      -------------
                                                                                                                          2,314,200
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks (Cost - $3,280,298) - 1.2%                           3,602,326
-----------------------------------------------------------------------------------------------------------------------------------

                                              Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &               29,930  HealthSouth Corp. (expires 1/16/2014)                                          23,944
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               800  American Tower Corp. (expires 8/01/2008)                                      436,000
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants (Cost - $52,048) - 0.2%                                        459,944
-----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest  Other Interests (g)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                     $   700,000  Adelphia Escrow                                                                     0
                                     877,895  Adelphia Recovery Trust                                                            88
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests (Cost - $2,870) - 0.0%                                       88
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                  Beneficial
                                    Interest  Short-Term Securities                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 3,822,107  BlackRock Liquidity Series, LLC
                                              Cash Sweep Series, 5.33% (e)(j)                                         $   3,822,107
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $3,822,107) - 1.3%                      3,822,107
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $379,211,314*) - 126.6%                         365,473,021

                                              Liabilities in Excess of Other Assets - (26.6%)                           (76,718,138)
                                                                                                                      -------------
                                              Net Assets - 100.0%                                                     $ 288,754,883
                                                                                                                      =============

      The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 379,596,291
                                                                  =============
      Gross unrealized appreciation                               $   5,221,151
      Gross unrealized depreciation                                 (19,344,421)
                                                                  -------------
      Net unrealized depreciation                                 $ (14,123,270)
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
      Affiliate                                            Net Activity    Interest Income
      ------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $ 2,393,496       $ 71,631
      ------------------------------------------------------------------------------------

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   Represents the current yield as of August 31, 2007.
(k)   Represents a step bond.
(l)   Subject to principal paydowns.
(m) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of August 31, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                            Notional           Unrealized
                                                             Amount           Depreciation
      ------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Co.
      and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                                    $ 3,000,000       $ (202,467)

      Sold credit default protection on Ford Motor Co.
      and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                                    $   930,000          (62,765)

      Sold credit default protection on Ford Motor Co.
      and receive 5%

      Broker, Goldman Sachs & Co.
      Expires June 2010                                     $ 3,750,000         (172,549)
      ------------------------------------------------------------------------------------
      Total                                                                   $ (437,781)
                                                                              ==========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 22, 2007